Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Employment Agreements

Eric Weisblum

On October 12, 2022, the Company entered into an employment agreement with Eric Weisblum (the “2022 Weisblum Employment Agreement”) pursuant to which Mr. Weisblum’s (i) base salary will be $350,000 per year, (ii) Mr. Weisblum was paid a one-time signing bonus of $100,000, and (iii) Mr. Weisblum shall be entitled to receive an annual bonus of up to $350,000, subject to the sole discretion of the Compensation Committee of the Board of Directors of the Company (the “Compensation Committee”), and upon the achievement of additional criteria established by the Compensation Committee from time to time (the “Annual Bonus”). In addition, pursuant to the 2022 Weisblum Employment Agreement, upon termination of Mr. Weisblum’s employment for death or Total Disability (as defined in the 2022 Weisblum Employment Agreement), in addition to any accrued but unpaid compensation and vacation pay through the date of his termination and any other benefits accrued to him under any Benefit Plans (as defined in the 2022 Weisblum Employment Agreement) outstanding at such time and the reimbursement of documented, unreimbursed expenses incurred prior to such termination date (collectively, the “Weisblum Payments”), Mr. Weisblum shall also be entitled to the following severance benefits: (i) 24 months of his then base salary; (ii) if Mr. Weisblum elects continuation coverage for group health coverage pursuant to COBRA Rights (as defined in the 2022 Weisblum Employment Agreement), then for a period of 24 months following Mr. Weisblum’s termination he will be obligated to pay only the portion of the full COBRA Rights cost of the coverage equal to an active employee’s share of premiums (if any) for coverage for the respective plan year; and (iii) payment on a pro-rated basis of any Annual Bonus or other payments earned in connection with any bonus plan to which Mr. Weisblum was a participant as of the date of his termination (together with the Weisblum Payments, the “Weisblum Severance”). Furthermore, pursuant to the 2022 Weisblum Employment Agreement, upon Mr. Weisblum’s termination (i) at his option (A) upon 90 days prior written notice to the Company or (B) for Good Reason (as defined in the 2022 Weisblum Employment Agreement), (ii) termination by the Company without Cause (as defined in the 2022 Weisblum Employment Agreement) or (iii) termination of Mr. Weisblum’s employment within 40 days of the consummation of a Change in Control Transaction (as defined in the Weisblum Employment Agreement), Mr. Weisblum shall receive the Weisblum Severance; provided, however, Mr. Weisblum shall be entitled to a pro-rated Annual Bonus of at least $200,000. In addition, any equity grants issued to Mr. Weisblum shall immediately vest upon termination of Mr. Weisblum’s employment by him for Good Reason or by the Company at its option upon 90 days prior written notice to Mr. Weisblum, without Cause. In September 2023 and October 2022, the Company paid a bonus of $200,000 and $100,000 to Mr. Weisblum, respectively.

Daniel Ryweck

On September 27, 2022, the Board appointed Daniel Ryweck as Chief Financial Officer of the Company. On September 28, 2022, the Company entered into an employment agreement (the “Ryweck Employment Agreement”) with Mr. Ryweck. Pursuant to the terms of the Ryweck Employment Agreement, which was amended on October 12, 2022, Mr. Ryweck will (i) receive a base salary at an annual rate of $60,000 (the “Base Compensation”) payable in equal monthly installments, and (ii) be eligible to receive an annual discretionary bonus. The term of Mr. Ryweck’s engagement under the Ryweck Employment Agreement commenced on September 28, 2022 and continued until September 28, 2023, unless earlier terminated in accordance with the terms of the Ryweck Employment Agreement. The term of Mr. Ryweck’s Employment Agreement was automatically renewed until September 28, 2024 and will automatically renew for successive one-year periods until terminated by Mr. Ryweck or the Company.

Dr. James Kuo

On January 27, 2022, the Company and Dr. James Kuo entered into an employment agreement (“Kuo Employment Agreement”) for Dr. Kuo to serve as the Vice President of Research & Development. The Kuo Employment Agreement shall be effective as of the date of the agreement and shall automatically renew for a period of one year at every anniversary of the effective date, with the same terms and conditions, unless either party provides written notice of its intention not to extend the term of the Kuo Employment Agreement at least thirty days prior to the applicable renewal date. Dr. Kuo shall be paid an annual base salary of $30,000. For each twelve-month period of his employment, Dr. Kuo shall be entitled to a bonus whereby amount and terms shall be in the sole and absolute discretion of the Board of Directors (“Board”) and shall be payable at the Company’s sole option in stock or in cash. In addition, an aggregate of 16,000 incentive stock options were granted under the 2020 Plan to Dr. Kou, exercisable at $10.00 per share and expires on January 31, 2032. The stock options vested as follows: (i) 6,000 stock options upon issuance; (ii) 5,000 vested on October 31, 2022 and; (iii) 5,000 vested on October 31, 2023. The 16,000 stock options had a fair value of $94,915 which valued at grant date using Binomial Lattice option pricing model with the following assumptions: risk-free interest rate of 1.18%, expected dividend yield of 0%, expected term of 2 years using the simplified method and expected volatility of 117% based on calculated volatility. The Company recorded the fair value of the stock options, in the amount of $94,915, as deferred compensation which is being amortized over the vesting period. During the six months ended June 30, 2024 and 2023, the Company amortized $0 and $8,474 of the deferred compensation which was recorded as compensation expenses in the unaudited consolidated statement of operations and comprehensive loss, respectively. As of June 30, 2024 and December 31, 2023, there was no remaining deferred compensation related to these issuances. (see Note 6).

License Agreements between the Company and Vendors

University of Maryland, Baltimore - License Agreement for Development and Use of Central Nervous System-Homing Peptides

Commercial Evaluation License and Option Agreement with the University of Maryland, Baltimore

Effective as of July 15, 2020, the Company, through its wholly-owned subsidiary, Silo Pharma, Inc. (see Note 1) and University of Maryland, Baltimore (“UMB”) (collectively as “Parties”), entered into a commercial evaluation license and option agreement (“License Agreement”), granting the Company an exclusive, non-sublicensable, non-transferable license to with respect to the exploration of the potential use of central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology. The License Agreement also granted the Company an exclusive option to negotiate and obtain an exclusive, sublicensable, royalty-bearing license (“Exclusive Option”) with respect to the subject technology. The License Agreement had a term of six months from the effective date however if the Company exercises the Exclusive Option, the License Agreement shall expire at the end of the negotiation period (as defined in the License Agreement) or upon execution of a master license agreement, whichever occurs first. The Company exercised its Exclusive Option on January 13, 2021 and entered into a Master License Agreement on February 12, 2021. Both parties may terminate this agreement within thirty days by giving written notice.

University of Maryland, Baltimore - License Agreement for Development and Use of Joint-Homing Peptides

Commercial Evaluation License and Option Agreement with the University of Maryland, Baltimore

Effective as of February 26, 2021, the Company, through its wholly-subsidiary, Silo Pharma, Inc., and University of Maryland, Baltimore (“UMB”) (collectively as “Parties”), entered into a commercial evaluation license and option agreement (“License Agreement”), which granted the Company an exclusive, non-sublicensable, non-transferable license with respect to the exploration of the potential use of joint-homing peptides for use in the investigation and treatment of arthritogenic processes. The License Agreement also granted the Company an exclusive option to negotiate and obtain an exclusive, sublicensable, royalty-bearing license (“Exclusive Option”) with respect to the subject technology. On July 6, 2021, the Company entered into a First Amendment Agreement (“First Amendment”) with UMB to extend the term of the original License Agreement by an additional six months such that the First Amendment was effective until February 25, 2022. On January 28, 2022, the Parties entered into a second amendment to the License Agreement to extend the term of the original license agreement until December 31, 2022. On June 22, 2022, the Parties entered into a third amendment to the License Agreement (“Third Amendment”). The Third Amendment expanded the scope of the license granted in the License Agreement to add additional patent rights with respect to an invention generally known as Peptide-Targeted Liposomal Delivery for Treatment Diagnosis, and Imaging of Diseases and Disorders. In consideration of the licenses granted under this Third Amendment, the Company agreed to pay a one-time, non-refundable fee of $2,500 which was recorded as research and development expense in the unaudited consolidated statement of operations and comprehensive loss during the year ended December 31, 2022. On December 16, 2022, the Company and UMB entered into a fourth amendment to License Agreement (the “Fourth Amendment”) to extend the term of the License Agreement until March 31, 2023. In addition, the parties agreed in the Fourth Amendment to allow the Company to extend the term of the License Agreement to June 30, 2023 by paying UMB a fee of $1,000 on or before February 28, 2023. This fee was paid and the term of the License Agreement was extended to June 30, 2023. In February 2023, upon payment of the extension fee of $1,000, the Company recorded license fees of $1,000 which are included in research and development expenses on the accompanying unaudited consolidated statement of operations and comprehensive loss. On June 28, 2023, the Company and UMB entered into a fifth amendment to License Agreement (the “Fifth Amendment”) to extend the term of the License Agreement until September 30, 2023. The Company may at its option extend this Agreement until December 31, 2023, by providing written notice to University on or before August 31, 2023, and by paying an additional license fee of $2,500. This fee was paid and the term of the License Agreement was extended to December 31, 2023. In August 2023, upon payment of the extension fee of $2,500, the Company recorded license fees of $2,500 which are included in research and development expense on the accompanying unaudited consolidated statement of operations and comprehensive loss. As of December 31, 2023, the Company decided not to extend this License Agreement and will not continue to pursue this license.

Master License Agreement with the University of Maryland, Baltimore

As disclosed above, effective as of February 12, 2021, the Company and University of Maryland, Baltimore (“UMB”), entered into the Master License Agreement (“Master License Agreement”) which grants the Company an exclusive, worldwide, sublicensable, royalty-bearing license to certain intellectual property: (i) to make, have made, use, sell, offer to sell, and import certain licensed products and: (ii) to use the invention titled, “Central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology” and UMB’s confidential information to develop and perform certain licensed processes for the therapeutic treatment of neuroinflammatory disease.

The Master License Agreement will remain in effect on a Licensed Product-by-Licensed Product basis and country-by-country basis until the later of: (a) the last patent covered under the Master License Agreement expires, (b) the expiration of data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity, or other legally enforceable market exclusivity, if applicable, or (c) 10 years after the first commercial sale of a Licensed Product in that country, unless earlier terminated in accordance with the provisions of the Master License Agreement. The term of the Master License Agreement shall expire 15 years after the Master License Agreement Effective Date in which (a) there were never any patent rights, (b) there was never any data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity, or other legally enforceable market exclusivity or (c) there was never a first commercial sale of a Licensed Product.

The Company may assign, sublicense, grant, or otherwise convey any rights or obligations under the Master License Agreement to a Company affiliate, without obtaining prior written consent from UMB provided that it meets the terms defined in the Master License Agreement. The Company may grant sublicenses of some or all of the rights granted by the Master License Agreement, provided that there is no uncured default or breach of any material term or condition under the Master License Agreement, by Company, at the time of the grant, and that the grant complies with the terms and conditions of the Master License Agreement. The Company shall be and shall remain responsible for the performance by each of the Company’s sublicensee. Any sublicense shall be consistent with and subject to the terms and conditions of the Master License Agreement and shall incorporate terms and conditions sufficient to enable Company to comply with the Master License Agreement. The Company or Company affiliates shall pay to UMB a percentage of all income received from its sublicensee as follows: (i) 25% of the Company’s sublicense income which is receivable with respect to any sublicense that is executed before the filing of an NDA (or foreign equivalent) for the first licensed product; and (b) 15% of the Company’s sublicense income which is receivable with respect to any sublicense that is executed after the filing of an NDA (or foreign equivalent) for the first licensed product.

Pursuant to the Master License Agreement, the Company shall pay UMB; (i) a license fee, (ii) certain event-based milestone payments (see below for payment terms), (iii) royalty payments depending on net revenues (see below for payment terms), and (iv) a tiered percentage of sublicense income. The Company paid to UMB a license fee of $75,000, which was paid as follows: (a) $25,000 was due and paid within 30 days following the effective date; and (b) $50,000 was paid in February 2022. The license fee is non-refundable and is not creditable against any other fee, royalty or payment. The Company shall be responsible for payment of all patent expenses in connection with preparing, filing, prosecution and maintenance of patents or patent applications relating to the patent rights. The $75,000 license fee was recorded as a prepaid expense and is being amortized over the 15-year term. During the six months ended June 30, 2024 and 2023, the Company recognized license fees of $2,500 and $2,500, respectively, from the amortization of prepaid license fees, which is included in costs of revenues on the accompanying unaudited consolidated statements of operations. On June 30, 2024, prepaid expense and other current assets – current amounted to $5,000 and prepaid expense – non-current amounted to $53,125. On December 31, 2023, prepaid expense and other current assets – current amounted to $5,000 and prepaid expense – non-current amounted to $55,625 as reflected in the unaudited consolidated balance sheets.

Milestone	Payment
Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	$50,000
Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	$100,000
Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	$250,000
Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	$500,000
Achievement of First Commercial Sale of Licensed Product	$1,000,000

Royalty Payments Terms:

(i)	3% on sales of licensed products (as defined in the Master License Agreement) during the applicable calendar year for sales less than $50,000,000; and

(ii)	5% on sales of licensed products during the applicable calendar year for sales greater than $50,000,000; and

(iii)	minimum annual royalty payments, as follows:

Years	Minimum Annual Royalty
Prior to First Commercial Sale	$	N/A
Year of First Commercial Sale	$	N/A
First calendar year following the First Commercial Sale		$25,000
Second calendar year following the First Commercial Sale		$25,000
Third calendar year following the First Commercial Sale		$100,000

On November 10, 2023, the Company entered into a Third Amendment to Master License Agreement (the “Third Amendment”) with UMB, pursuant to which the parties agreed to an amended and restated schedule of diligence milestones for the Master License Agreement.

In April 2021, in connection with the Company’s Sublicense Agreement with Aikido Pharma Inc. (see below - Patent License Agreement with Aikido Pharma Inc.), the Company paid 25% of its sublicense income to UMB, pursuant to the Master License Agreement, which amounted to $12,500. During the six months ended June 30, 2024 and 2023, the Company recognized license fees of $419 and $419, respectively, from the amortization of the sublicense fee. On June 30, 2024, prepaid expense and other current assets – current amounted to $838 and prepaid expenses – non-current amounted to $8,939. On December 31, 2023, prepaid expense and other current assets – current amounted to $838 and prepaid expenses – non-current amounted to $9,358 as reflected in the unaudited consolidated balance sheets.

Exclusive License Agreement with the Trustees of Columbia University in the City of New York

On July 1, 2024 (, the Company entered into an exclusive license agreement (the “Columbia License Agreement”) with Columbia University (“Columbia”) with an effective date of June 28, 2024 (the “Effective Date”) and pursuant to which the Company has been granted exclusive rights to certain patents and technical information to develop, manufacture and commercialize Products (as defined in the Columbia License Agreement), including therapies for stress-induced affective disorders and other conditions. The term of the Columbia License Agreement shall commence on the Effective Date and shall continue on a country-by-country and product-by-product basis until the latest of: (a) the date of expiration of the last to expire of the issued Patents (as defined in the Columbia License Agreement), (b) 20 years after the first bona fide commercial sale of the Product in the country in question, or (c) expiration of any market exclusivity period granted by a regulatory agency for a Product in the country in question. Pursuant to the Columbia License Agreement, the Company agreed to pay Columbia:

(i)	an initial license fee of $50,000 due on the Effective Date and included in accounts payable on the accompanying unaudited consolidated balance sheet as of June 30, 2024.

(ii)	an annual license fee of $25,000 payable on the 1st and 2nd anniversary of the Effective Date and an annual license fee of $50,000 payable on the third and subsequent anniversary of the Effective Date.

(iii)	Royalties as follows:

(A)	Concerning sales of Products by the Company, its Designees, or their Affiliates in the Territory, a non-refundable and non-recoverable royalty of the following on a country-by-country and Product-by-Product basis:

(1)	4% of Net Sales of Patent Products; and

(2)	2% of Net Sales of Technology Products.

(B)	No later than 30 days following the second (2nd) anniversary of the first bona fide commercial sale of a Product by the Company, a Sublicensee, a Designee, or any of their Affiliates to a Third-Party customer, and the first business day of each January after that, the Company shall pay Columbia a non-refundable and non-recoverable minimum royalty payment in the amount of $500,000. The Company may credit each minimum royalty payment against earned royalties accrued during the same calendar year in which the minimum royalty payment is due and payable. To the extent minimum royalty payments exceed the earned royalties accrued during the same calendar year, the Company may not carry over this excess amount to any other year, either to decrease the earned royalties due in that year or to decrease the minimum royalty payments due in that year; and

(iv)	Trigger Event Fee: The Company shall pay Columbia a Trigger Event Fee within 30 days after the Initial Date or, if later, within 10 days following the date upon which the Trigger Event Fee. A Trigger Event means any Assignment of the Columbia License Agreement or Change of Control and a Trigger Event Fee shall mean an additional cash license fee equal to 5% of the Business Valuation, as defined in the agreement.

(v)	The Company shall reimburse Columbia for patent expenses as follows:

(i)	The Company shall reimburse Columbia for the actual fees, costs, and expenses Columbia has incurred before, on, and after the Effective Date in preparing, filing, prosecuting, and maintaining the Patents (and those patents and patent applications to which Patents claim priority) (collectively “Patent Expenses”). Patent Expenses include, without limitation, legal fees, the costs of any interference proceedings, oppositions, re-examinations, or any other ex parte or inter partes administrative proceeding before patent offices, taxes, annuities, issue fees, working fees, maintenance fees, and renewal charges, plus a five percent processing fee.

(ii)	Unreimbursed Patent Expenses that Columbia incurred for legal activities occurring before September 30, 2021 are “Past Patent Expenses.”

(iii)	Columbia, using reasonable efforts, estimates that unreimbursed Patent Expenses for legal activities occurring before September 30, 2021 are $197,400 (“Estimated Past Patent Expenses”). The Company shall reimburse Columbia in full no later than thirty (30) days after the Effective Date. On June 28, 2024, the Company considered the Estimated Past Patents Expenses due of $197,400 as part of the cost of entering into the Columbia License Agreement license and accordingly, increased intangible assets and accounts payable by $197,400.

(iv)	The Company will pay any additional unreimbursed Past Patent Expenses within thirty (30) days after receiving an invoice from Columbia for the additional Past Patent Expenses.

(v)	The Company will reimburse Columbia for unreimbursed Patent Expenses incurred by Columbia after the Past Patent Expenses (“Ongoing Patent Expenses”) no later than thirty (30) days after receiving Columbia’s invoice.

(vi)	At Columbia’s election, Columbia may require advance payment of a reasonable estimate of Ongoing Patent Expenses (“Estimated Ongoing Patent Expenses”). Columbia shall give at least thirty (30) days’ notice to the Company before the date the advance payment is due, which payment Columbia may make due up to three months before the date Columbia has chosen for the legal work to be completed. Columbia may credit any unused balance towards future Patent Expenses, or upon the Company’s written request, Columbia shall return the unused balance to the Company. No later than thirty (30) days after receiving an invoice from Columbia for any Patent Expenses incurred over the reasonable estimate, the Company shall reimburse Columbia for the excess amount.

License Agreements between the Company and Customer

Customer Patent License Agreement with Aikido Pharma Inc.

On January 5, 2021, the Company and its subsidiary Silo Pharma, Inc., entered into a patent license agreement (“License Agreement”) (collectively, the “Licensor”) with Aikido Pharma Inc. (“Aikido” or the “Customer”), as amended on April 12, 2021, pursuant to which the Licensor granted Aikido an exclusive, worldwide (“Territory”), sublicensable, royalty-bearing license to certain intellectual property: (i) to make, have made, use, provide, import, export, lease, distribute, sell, offer for sale, develop and advertise certain licensed products and (ii) to develop and perform certain licensed processes for the treatment of cancer and symptoms caused by cancer (“Field of Use”).

The License Agreement also provided that, if the Licensor exercised the option granted to it pursuant to its commercial evaluation license and option agreement with UMB, effective as of July 15, 2020, it would grant Aikido a non-exclusive sublicense (“Right”) to certain UMB patent rights in the field of neuroinflammatory diseases occurring in patients diagnosed with cancer (“Field”). Pursuant to the License Agreement, Aikido agreed to pay the Licensor, among other things, (i) a one-time non-refundable cash payment of $500,000 and (ii) royalty payments equal to 2% of net sales (as defined in the License Agreement) in the Field of Use in the Territory. In addition, Aikido agreed to issue the Licensor 500 shares of Aikido’s newly designated Series M Convertible Preferred Stock which were to be converted into an aggregate of 625,000 shares of Aikido’s common stock. On April 12, 2021, the Company entered into an amendment to the License Agreement (“Amended License Agreement”) with Aikido dated January 5, 2021 whereby Aikido issued an aggregate of 625,000 restricted shares of Aikido’s common stock instead of the 500 shares of the Series M Convertible Preferred Stock.

Pursuant to the License Agreement, the Company is required to prepare, file, prosecute, and maintain the licensed patents. Unless earlier terminated, the term of the license to the licensed patents will continue until the expiration or abandonment of all issued patents and filed patent applications within the licensed patents. The Company may terminate the License Agreement upon 30 day written notice if Aikido fails to pay any amounts due and payable to the Company or if Aikido or any of its affiliates brings a patent challenge against the Company, assists others in bringing a legal or administrative challenge to the validity, scope, or enforceability of or opposes any of the licensed patents (“Patent Challenge”) against the Company (except as required under a court order or subpoena). Aikido may terminate the Agreement at any time without cause, and without incurring any additional penalty, (i) by providing at least 30 days’ prior written notice and paying the Company all amounts due to it through such termination effective date. Either party may terminate the Agreement for material breaches that have failed to be cured within 60 days after receiving written notice. The Company collected the non-refundable cash payment of $500,000 on January 5, 2021 which was recorded as deferred revenue to be recognized as revenues over 15 years, the estimated term of the UMB Master License Agreement.

Prior to the April 12, 2021, issuance of the common stock in lieu of the Series M Convertible Preferred Stock as discussed above, the Company valued the 500 Series M Convertible Preferred stock which was equivalent into Aikido’s 625,000 shares of common stock at a fair value of $0.85 per common share or $531,250 based quoted trading price of Aikido’s common stock on the date of grant. The Company recorded an equity investment of $531,250 (see Note 3) and deferred revenue of $531,250 to be recognized as revenues over the estimated term of the UMB Master License. Accordingly, the Company recorded a total deferred revenue of $1,031,250 ($500,000 cash received and $531,250 value of equity securities received) to be recognized as revenues over the 15-year term.

During the six months ended June 30, 2024 and 2023, the Company recognized license fee revenues of $34,375 and $34,375, respectively. On June 30, 2024, deferred revenue – current portion amounted to $68,750 and deferred revenue – long-term portion amounted to $721,875. On December 31, 2023, deferred revenue – current portion amounted to $68,750 and deferred revenue – long-term portion amounted to $756,250 as reflected in the unaudited consolidated balance sheets.

The Right shall be, to the full extent permitted by and on terms and conditions required by UMB, for a term consistent with the term of patent and technology licenses that UMB normally grants. In the event that the Company exercises its option and executes a license with UMB to the UMB patent rights within 40 days after the execution of such UMB license, for consideration to be agreed upon and paid by Aikido, which consideration shall in no event exceed 110% of any fee payable by the Company to UMB for the right to sublicense the UMB patent rights. The Company shall grant Aikido a nonexclusive sublicense in the United States to the UMB patent rights in the Field, subject to the terms of any UMB license Licensor obtains, including any royalty obligations on sublicensees required under any such sublicense. The option was exercised on January 13, 2021. Accordingly, on April 6, 2021, the Company entered into the Sublicense Agreement with Aikido pursuant to which it granted Aikido a worldwide exclusive sublicense to its licensed patents under the Master License Agreement.

Customer Sublicense Agreement with Aikido Pharma Inc.

On April 6, 2021 (the “Sublicense Agreement Effective Date”), the Company entered into the Sublicense Agreement with Aikido pursuant to which the Company granted Aikido an exclusive worldwide sublicense to (i) make, have made, use, sell, offer to sell and import the Licensed Products (as defined below) and (ii) in connection therewith to (A) use an invention known as “Central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology” which was sublicensed to the Company pursuant to the Master License Agreement and (B) practice certain patent rights (“Patent Rights”) for the therapeutic treatment of neuroinflammatory disease in cancer patients. “Licensed Products” means any product, service, or process, the development, making, use, offer for sale, sale, importation, or providing of which: (i) is covered by one or more claims of the Patent Rights; or (ii) contains, comprises, utilizes, incorporates, or is derived from the Invention or any technology disclosed in the Patent Rights.

Pursuant to the Sublicense Agreement, Aikido agreed to pay the Company (i) an upfront license fee of $50,000, (ii) the same sales-based royalty payments that the Company is subject to under the Master License Agreement and (iii) total milestone payments of up to $1.9 million. The Sublicense Agreement shall continue on a Licensed Product-by-Licensed Product and country-by-country basis until the later of (i) the date of expiration of the last to expire claim of the Patent Rights covering such Licensed Product in such country, (ii) the expiration of data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity or other legally enforceable market exclusivity, if applicable and (iii) 10 years after the first commercial sale of a Licensed Product in that country, unless terminated earlier pursuant to the terms of the Sublicense Agreement. Furthermore, the Sublicense Agreement shall expire 15 years after the Sublicense Agreement Effective Date with respect to any country in which (i) there were never any Patent Rights, (ii) there was never any data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity or other legally enforceable market exclusivity with respect to a Licensed Product and (ii) there was never a commercial sale of a Licensed Product, unless such agreement is earlier terminated pursuant to its terms. The Company collected the upfront license fee of $50,000 in April 2021. During the six months ended June 30, 2024 and 2023, the Company recognized revenue of $1,676 and $1,676, respectively. On June 30, 2024, deferred revenue – current portion amounted to $3,352 and deferred revenue – long-term portion amounted to $35,754, and on December 31, 2023, deferred revenue – current portion amounted to $3,352 and deferred revenue – long-term portion amounted to $37,430 as reflected in the unaudited consolidated balance sheets.

Sponsored Study and Research Agreements between the Company and Vendors

Investigator-Sponsored Study Agreement with University of Maryland, Baltimore

On January 5, 2021, the Company entered into an investigator-sponsored study agreement (“Sponsored Study Agreement”) with the University of Maryland, Baltimore. The research project is a clinical study to examine a novel peptide-guided drug delivery approach for the treatment of multiple sclerosis (“MS”). More specifically, the study is designed to evaluate (1) whether MS-1-displaying liposomes can effectively deliver dexamethasone to the CNS and (2) whether MS-1-displaying liposomes are superior to plain liposomes, also known as free drug, in inhibiting the relapses and progression of experimental autoimmune encephalomyelitis. Pursuant to the Sponsored Study Agreement, the research shall commence on March 1, 2021 and will continue until substantial completion, subject to renewal upon mutual written consent of the parties. The total cost under the Sponsored Study Agreement shall not exceed $81,474 which was payable in two equal installments of $40,737 upon execution of the Sponsored Study Agreement and $40,737 upon completion of the project with an estimated project timeline of nine months. In 2021, the Company paid $40,737 and recorded research and development expense of $40,737. This project has been postponed until further notice and the second payment is not due.

Sponsored Research Agreement with The Regents of the University of California

On June 1, 2021 (the “Effective Date”), the Company entered into a sponsored research agreement (the “Sponsored Research Agreement”) with The Regents of the University of California, on behalf of its San Francisco Campus (“UCSF”) pursuant to which UCSF shall conduct a study to examine psilocybin’s effect on inflammatory activity in humans to accelerate its implementation as a potential treatment for Parkinson’s Disease, chronic pain, and bipolar disorder. Pursuant to the Agreement, the Company shall pay UCSF a total fee of $342,850 to conduct the research over the two-year period. The Agreement was effective for a period of two years from the Effective Date, subject to renewal or earlier termination as set forth in the Sponsored Research Agreement. During the years ended December 31, 2022 and 2021, pursuant to the Sponsored Research Agreement, the Company paid to UCSF $181,710 and $100,570, respectively, which were recorded to prepaid expense and other current assets – current to be amortized over the two-year period. During the year ended December 31, 2023, the Company paid the remaining amount due of $60,570. During the six months ended June 30, 2024 and 2023, the Company recorded research and development expenses of $0 and $71,427, respectively, from the amortization of the prepaid research and development fees. On June 30, 2024 and December 31, 2023, there were no remaining prepaid research and development fees relating to this agreement.

Sponsored Research Agreement with University of Maryland, Baltimore

On July 6, 2021, the Company and University of Maryland, Baltimore (“UMB”) entered into a sponsored research agreement (“July 2021 Sponsored Research Agreement”) pursuant to which UMB shall evaluate the pharmacokinetics of dexamethasone delivered to arthritic rats via liposome. The research pursuant to the July 2021 Sponsored Research Agreement shall commence on September 1, 2021 and will continue until the substantial completion thereof, subject to renewal upon written consent of the parties. The July 2021 Sponsored Research Agreement may be terminated by either party upon 30 days’ prior written notice to the other party. In addition, if either party commits any material breach of or defaults with respect to any terms or conditions of the July 2021 Sponsored Research Agreement and fails to remedy such default or breach within 10 business days after written notice from the other party, the party giving notice may terminate the July 2021 Sponsored Research Agreement as of the date of receipt of such notice by the other party. If the Company terminates the July 2021 Sponsored Research Agreement for any reason other than an uncured material breach by UMB, the Company shall relinquish any and all rights it may have in the Results (as defined in the July 2021 Sponsored Research Agreement) to UMB. In addition, if the July 2021 Sponsored Research Agreement is terminated early, the Company, among other things, will pay all costs incurred and accrued by UMB as of the date of termination. On June 7, 2022, the Company and UMB amended the July 2021 Sponsored Research Agreement whereby both parties agreed to make changes to the original project work and budget. The amendment had no effect on the unaudited consolidated financial statements.

Pursuant to the terms of the July 2021 Sponsored Research Agreement, UMB granted the Company an option (the “Option”) to negotiate and obtain an exclusive license to any UMB Arising IP (as defined in the July 2021 Sponsored Research Agreement) and UMB’s rights in any Joint Arising IP (as defined in the July 2021 Sponsored Research Agreement) (collectively, the “UMB IP”). The Company may exercise the Option by giving UMB written notice within 60 days after it receives notice from UMB of the UMB IP. Pursuant to the July 2021 Sponsored Research Agreement, the Company shall pay UMB the fees below:

	Payment
1	$92,095	Paid upon execution of the July 2021 Sponsored Research Agreement
2	$92,095	Paid six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
3	$92,095	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement

The Company paid the first payment of $92,095 on September 1, 2021 and on August 31, 2022, the Company paid the second payment of $92,095. These payments were recorded to prepaid expense and other current assets – current to be amortized into research and development expense during the years ended December 31, 2022 and 2021. During the six months ended June 30, 2024 and 2023, there were no recorded research and development expenses from the amortization of these prepaid research and development fees and other expenses. On June 30, 2024 and December 31, 2023, the Company owed UMB $92,095 which was included in accounts payable on the accompanying unaudited consolidated balance sheets.

Sponsored Research Agreement with Columbia University

On October 1, 2021, the Company entered into a sponsored research agreement with Columbia University pursuant to which the Company has been granted an option to license certain assets currently under development, including assets related to the potential treatment of patients suffering from Alzheimer’s disease. The term of the option will commence on the effective date of this agreement and will expire upon the earlier of (i) 90 days after the date of the Company’s receipt of a final research report for each specific research proposal as defined in the agreement or (ii) termination of the research. If the Company elects to exercise the option, both parties will commence negotiation of a license agreement and will execute a license agreement no later than 3 months after the date of the exercise of the option. Columbia University and the Company will work towards developing a therapeutic treatment for patients suffering from Alzheimer’s disease to post-traumatic stress disorder. During a one-year period from the date of this agreement, the Company shall pay a total of $1,436,082 to Columbia University for the support of the research according to the payment schedule as follows: (i) 30% at signing, (ii) 30% at four and half months after the start of the project, (iii) 30% at nine months after the start of the project and, (iv)10% at completion of the project. The Company paid the first payment of $430,825 in November 2021 and the second payment of $430,825 in July 2022, which were recorded to prepaid expense and other current assets – current to be amortized over the estimated project timeline of twelve months. On October 13, 2022, the Company entered into an amendment to the Columbia Agreement (the “Columbia Amendment”), pursuant to which the parties agreed to extend the payment schedule, whereby the third payment of $430,825 was due in March 2023. In August 2023, the Company paid $100,000 of this balance and $330,825 of such payment remains unpaid as of June 30, 2024 and December 31, 2023, which is included in accounts payable on the accompanying unaudited consolidated balance sheet. The remaining payment of $143,607 is due upon completion.

During the six months ended June 30, 2024 and 2023, the Company recorded research and development expense of $0 and $215,412, respectively, from the amortization of the prepaid research and development fees. As of June 30, 2024, the Company estimates that this research project is approximately 90% complete.

Research Agreement with Reprocell

On October 25, 2022, (the “Effective Date”), the Company entered into a research agreement (the “Reprocell Research Agreement”) with Reprocell Europe Ltd. (“Reprocell”) pursuant to which Reprocell shall conduct a study to assess the binding of a peptide on healthy and rheumatoid arthritis synovial tissue. Pursuant to the Reprocell Research Agreement, the Company shall pay Reprocell a total fee of $41,306 to conduct the research over a three-month period. During the year ended December 31, 2022, pursuant to the Reprocell Research Agreement, the Company paid to Reprocell $21,172 which was recorded as prepaid expense and other current assets – current to be amortized over the three-month period. During the six months ended June 30, 2024 and 2023, the Company recorded research and development expense of $0 and $13,944 from the amortization of the prepaid research and development fees and the payment of other fees. As of June 30, 2024 and December 31, 2023, accounts payable and accrued expenses related to this research agreement were $0 and $5,891, respectively.

Research Agreements with Upperton Pharma Solutions

On February 28, 2023 and October 16, 2023, (the “Effective Dates”), the Company entered into research agreements (the “Upperton Research Agreements”) with Upperton Pharma Solutions (“Upperton”) pursuant to which Upperton shall conduct a study to support the development and feasibility of Prucalopride nasal solutions. Pursuant to the October 16, 2023 Upperton Research Agreement, the Company shall pay Upperton an aggregate total fee of approximately 216,210 British Pound (GBP) (approximately $272,620) to conduct the research, which will expensed over the research period. During the year ended December 31, 2023, pursuant to the Upperton Research Agreements, the Company paid Upperton $177,903. During the six months ended June 30, 2024 and 2023, the Company recorded research and development expense of $181,944 and $27,423, respectively, from the amortization of the prepaid research and development fees. As of June 30, 2024 and December 31, 2023, accounts payable and accrued expenses related to Upperton research agreements were $61,945 and $34,525, respectively.

Research Agreement with AmplifyBio

On October 16, 2023 and May 5, 2024, (the “Effective Dates”), the Company entered into research agreements (the “AmplifyBio Research Agreements”) with AmplifyBio, LLC. (“AmplifyBio”) pursuant to which AmplifyBio shall conduct a study in rates to investigate intranasal administration of a novel drug product. Pursuant to the AmplifyBio Research Agreements, the Company shall pay AmplifyBio a total fee of $958,700 to conduct the research. During the year ended December 31, 2023, pursuant to the October 16, 2023 AmplifyBio Research Agreement, the Company paid AmplifyBio $182,980 which was recorded as prepaid expense and other current assets – current, and was amortized into research and development expense during 2023. During the six months ended June 30, 2024 and 2023, pursuant to the AmplifyBio Research Agreements, the Company paid and recorded research and development expense of $119,340 and $0, respectively. As of June 30, 2024, $656,380 of research remains to be billed by AmplifyBio. As of June 30, 2024 and December 31, 2023, accounts payable related to this research agreement were $67,720 and $0, respectively.

Research Agreement with Sever Pharma Solutions

On April 26, 2023 and June 11, 2024, (the “Effective Dates”), the Company entered into research agreements (the “Sever Pharma Research Agreements”) with Foster Delivery Science, Inc, dba as Sever Pharma Solutions (“Sever Pharma”) pursuant to which Sever Pharma shall conduct a study of pre-clinical extrusion of proof-of-concept of PLGA/Ketamine Implants and extrusion of ketamine loaded implants including analytical testing and sterilization. Pursuant to the Sever Pharma Research Agreements, the Company shall pay Sever Pharma a total fee of $654,510 to conduct the research plus the cost of change orders, as needed. During the six months ended June 30, 2024 and year ended December 31, 2023, the Company paid Sever Pharma $181,746 and $26,612, respectively. During the six months ended June 30, 2024 and 2023, pursuant to this agreement, the Company recorded research and development expense of $217,664 and $0, respectively. As of June 30, 2024, $452,241 of research remains to be billed by Sever Pharma pursuant to this agreement. As of June 30, 2024 and December 31, 2023, accounts payable related to this research agreement were $35,918 and $0, respectively.

During the six months ended June 30, 2024 and 2023, the Company entered into other research and development agreements. In connection with such agreements, the Company recorded research and development expenses of $18,472 and $32,849, respectively.

On June 30, 2024, future amounts due under sponsored study and research agreements between the Company and vendors is as follows:

Year ended June 30,	Amount
2025	$1,878,928
Total	$1,878,928

Joint Venture Agreement with Zylö Therapeutics, Inc.

On April 22, 2021 (“Effective Date”), the Company entered into a Joint Venture Agreement (“JV Agreement”) with Zylö Therapeutics, Inc. (“ZTI”) pursuant to which the parties agreed to form a joint venture entity, to be named Ketamine Joint Venture, LLC (“Joint Venture”), to, among other things, focus on the clinical development of ketamine using ZTI’s Z-pod™ technology (“Venture”). Pursuant to the JV Agreement, the Company shall act as the manager (“Manager”) of the Joint Venture. The Joint Venture shall terminate if the development program does not meet certain specifications and milestones as set forth in the JV Agreement within 30 days of the date set forth in the JV Agreement. Notwithstanding the foregoing, the Manager may, in its sole discretion, terminate the Joint Venture at any time.

Pursuant to the terms of the JV Agreement, (A) the Company shall contribute (1) $225,000 and (2) its expertise and the expertise of its science advisory board and (B) ZTI shall contribute (1) certain rights to certain of its patented technology as set forth in the JV Agreement, (2) a license to the know-how and trade secrets with respect to its Z-pod™ technology for the loading and release of ketamine, (3) ketamine to be used for clinical purposes, (4) reasonable use of its facilities and permits and (5) its expertise and know-how. Pursuant to the JV Agreement, 51% of the interest in the Joint Venture shall initially be owned by the Company and 49% of the interest in the Joint Venture shall initially be owned by ZTI, subject to adjustment in the event of additional contributions by either party. Notwithstanding the foregoing, in no event shall either party own more than 60% of the interest in the Joint Venture. As of June 30, 2024 and December 31, 2023 and as of the current date of this report, the joint venture entity has not been formed yet.

Furthermore, pursuant to the terms of the JV Agreement, ZTI shall grant the Joint Venture a sublicense pursuant to its license agreement (the “License Agreement”) with Albert Einstein College of Medicine dated November 27, 2017, in the event that the Company or a third party makes a request indicating that the patented technology (the “Patented Technology”) licensed to ZTI pursuant to the License Agreement is needed to advance the development of the Joint Venture or it is contemplated or determined that the Patented Technology will be sold. Furthermore, pursuant to the JV Agreement, ZTI granted the Company an exclusive option to enter into a separate joint venture for the clinical development of psilocybin using ZTI’s Z-pod™ technology on the same terms and conditions set forth in the JV Agreement, which option expired 24 months after the JV Effective Date.

Amended Service Agreement

On September 10, 2021 (“Effective Date”), the Company entered into an Amendment Agreement (“Amended Service Agreement”) to a certain service agreement dated on September 8, 2020 with the University of Texas (“University”) at Austin whereby the University will provide advisory service and assist the Company on identifying license and sponsored research opportunities for the Company. The Company shall pay the University $5,000 per quarter starting on the Effective Date. Any cost incurred will be reimbursed only after prior written consent by the Company. The term of the Amended Service Agreement is for 36 months unless earlier terminated by either party upon giving a written notice as defined in the agreement. During the six months ended June 30, 2024 and 2023, the Company paid $10,000 and $15,000, respectively, related to this agreement which in included in professional fees on the accompanying unaudited consolidated statements of operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Employment Agreements

Eric Weisblum

On April 17, 2020, the Company entered into an employment agreement (“Employment Agreement”) with Eric Weisblum to serve as Chief Executive Officer and Chief Financial Officer of the Company. The term of the Employment Agreement continued for a period of one year from the date of execution date thereof and automatically renewed for successive one-year periods at the end of each term until either party delivers written notice of their intent not to renew at least six months prior to the expiration of the then effective term. The Employment Agreement provided for a base salary of $120,000 and 152,619 vested shares of the Company’s common stock in April 2020. On January 18, 2021, the Company and Mr. Weisblum entered into the first amendment (the “Amendment”) to the Employment Agreement, effective as of January 1, 2021. Pursuant to the Amendment Mr. Weisblum’s base salary was increased from $120,000 per year to $180,000 per year and all the terms and provisions of the Employment Agreement remained in full force and effect.

On October 12, 2022, the Company entered into a new employment agreement with Eric Weisblum (the “2022 Weisblum Employment Agreement”) pursuant to which Mr. Weisblum’s (i) base salary will be $350,000 per year, (ii) Mr. Weisblum was paid a one-time signing bonus of $100,000, and (iii) Mr. Weisblum shall be entitled to receive an annual bonus of up to $350,000, subject to the sole discretion of the Compensation Committee of the Board of Directors of the Company (the “Compensation Committee”), and upon the achievement of additional criteria established by the Compensation Committee from time to time (the “Annual Bonus”). In addition, pursuant to the 2022 Weisblum Employment Agreement, upon termination of Mr. Weisblum’s employment for death or Total Disability (as defined in the 2022 Weisblum Employment Agreement), in addition to any accrued but unpaid compensation and vacation pay through the date of his termination and any other benefits accrued to him under any Benefit Plans (as defined in the 2022 Weisblum Employment Agreement) outstanding at such time and the reimbursement of documented, unreimbursed expenses incurred prior to such termination date (collectively, the “Weisblum Payments”), Mr. Weisblum shall also be entitled to the following severance benefits: (i) 24 months of his then base salary; (ii) if Mr. Weisblum elects continuation coverage for group health coverage pursuant to COBRA Rights (as defined in the 2022 Weisblum Employment Agreement), then for a period of 24 months following Mr. Weisblum’s termination he will be obligated to pay only the portion of the full COBRA Rights cost of the coverage equal to an active employee’s share of premiums (if any) for coverage for the respective plan year; and (iii) payment on a pro-rated basis of any Annual Bonus or other payments earned in connection with any bonus plan to which Mr. Weisblum was a participant as of the date of his termination (together with the Weisblum Payments, the “Weisblum Severance”). Furthermore, pursuant to the 2022 Weisblum Employment Agreement, upon Mr. Weisblum’s termination (i) at his option (A) upon 90 days prior written notice to the Company or (B) for Good Reason (as defined in the 2022 Weisblum Employment Agreement), (ii) termination by the Company without Cause (as defined in the 2022 Weisblum Employment Agreement) or (iii) termination of Mr. Weisblum’s employment within 40 days of the consummation of a Change in Control Transaction (as defined in the Weisblum Employment Agreement), Mr. Weisblum shall receive the Weisblum Severance; provided, however, Mr. Weisblum shall be entitled to a pro-rated Annual Bonus of at least $200,000. In addition, any equity grants issued to Mr. Weisblum shall immediately vest upon termination of Mr. Weisblum’s employment by him for Good Reason or by the Company at its option upon 90 days prior written notice to Mr. Weisblum, without Cause. In September 2023 and October 2022, the Company paid a bonus of $200,000 and $100,000 to Mr. Weisblum, respectively.

Daniel Ryweck

On September 27, 2022, the Board appointed Daniel Ryweck as Chief Financial Officer of the Company. On September 28, 2022, the Company entered into an employment agreement (the “Ryweck Employment Agreement”) with Mr. Ryweck. Pursuant to the terms of the Ryweck Employment Agreement, which was amended on October 12, 2022, Mr. Ryweck will (i) receive a base salary at an annual rate of $60,000 (the “Base Compensation”) payable in equal monthly installments, and (ii) be eligible to receive an annual discretionary bonus. The term of Mr. Ryweck’s engagement under the Ryweck Employment Agreement commenced on September 28, 2022 and continues until September 28, 2023, unless earlier terminated in accordance with the terms of the Ryweck Employment Agreement. The term of Mr. Ryweck’s Employment Agreement is automatically renewed for successive one-year periods until terminated by Mr. Ryweck or the Company.

Dr. James Kuo

On January 27, 2022, the Company and Dr. James Kuo entered into an employment agreement (“Kuo Employment Agreement”) for Dr. Kuo to serve as the Vice President of Research & Development. The Kuo Employment Agreement shall be effective as of the date of the agreement and shall automatically renew for a period of one year at every anniversary of the effective date, with the same terms and conditions, unless either party provides written notice of its intention not to extend the term of the Kuo Employment Agreement at least thirty days prior to the applicable renewal date. Dr. Kuo shall be paid an annual base salary of $30,000. For each twelve-month period of his employment, Dr. Kuo shall be entitled to a bonus whereby amount and terms shall be in the sole and absolute discretion of the Board of Directors (“Board”) and shall be payable at the Company’s sole option in stock or in cash. In addition, an aggregate of 16,000 incentive stock options were granted under the 2020 Plan to Dr. Kou, exercisable at $10.00 per share and expires on January 31, 2032. The stock options vest as follows: (i) 6,000 stock options upon issuance; (ii) 5,000 vests on October 31, 2022 and; (iii) 5,000 vests on October 31, 2023. The 16,000 stock options had a fair value of $94,915 which valued at grant date using Binomial Lattice option pricing model with the following assumptions: risk-free interest rate of 1.18%, expected dividend yield of 0%, expected term of 2 years using the simplified method and expected volatility of 117% based on calculated volatility. The Company recorded the fair value of the stock options, in the amount of $94,915, as deferred compensation which is being amortized over the vesting period. During the years ended December 31, 2023 and 2022, the Company amortized $14,125 and $80,790 of the deferred compensation which was recorded as compensation expenses in the consolidated statement of operations and comprehensive loss, respectively. As of December 31, 2023 and 2022, the deferred compensation had a balance of $0 and $14,125, respectively (see Note 6).

License Agreements between the Company and Vendors

University of Maryland, Baltimore - License Agreement for Development and Use of Central Nervous System-Homing Peptides

Commercial Evaluation License and Option Agreement with the University of Maryland, Baltimore

Effective as of July 15, 2020, the Company, through its wholly-owned subsidiary, Silo Pharma, Inc. (see Note 1) and University of Maryland, Baltimore (“UMB”) (collectively as “Parties”), entered into a commercial evaluation license and option agreement (“License Agreement”), granting the Company an exclusive, non-sublicensable, non-transferable license to with respect to the exploration of the potential use of central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology. The License Agreement also granted the Company an exclusive option to negotiate and obtain an exclusive, sublicensable, royalty-bearing license (“Exclusive Option”) with respect to the subject technology. The License Agreement had a term of six months from the effective date however if the Company exercises the Exclusive Option, the License Agreement shall expire at the end of the negotiation period (as defined in the License Agreement) or upon execution of a master license agreement, whichever occurs first. The Company exercised its Exclusive Option on January 13, 2021 and entered into a Master License Agreement on February 12, 2021. Both parties may terminate this agreement within thirty days by giving written notice.

University of Maryland, Baltimore - License Agreement for Development and Use of Joint-Homing Peptides

Commercial Evaluation License and Option Agreement with the University of Maryland, Baltimore

Effective as of February 26, 2021, the Company, through its wholly-subsidiary, Silo Pharma, Inc., and University of Maryland, Baltimore (“UMB”) (collectively as “Parties”), entered into a commercial evaluation license and option agreement (“License Agreement”), which granted the Company an exclusive, non-sublicensable, non-transferable license with respect to the exploration of the potential use of joint-homing peptides for use in the investigation and treatment of arthritogenic processes. The License Agreement also granted the Company an exclusive option to negotiate and obtain an exclusive, sublicensable, royalty-bearing license (“Exclusive Option”) with respect to the subject technology. On July 6, 2021, the Company entered into a First Amendment Agreement (“First Amendment”) with UMB to extend the term of the original License Agreement by an additional six months such that the First Amendment was effective until February 25, 2022. On January 28, 2022, the Parties entered into a second amendment to the commercial evaluation and license agreement dated February 26, 2021 (“Second Amendment”) to extend the term of the original license agreement until December 31, 2022. On June 22, 2022, the Parties entered into a third amendment to the commercial evaluation and license agreement dated February 26, 2021 (“Third Amendment”). The Third Amendment expanded the scope of the license granted in the License Agreement to add additional patent rights with respect to an invention generally known as Peptide-Targeted Liposomal Delivery for Treatment Diagnosis, and Imaging of Diseases and Disorders. In consideration of the licenses granted under this Third Amendment, the Company agreed to pay a one-time, non-refundable fee of $2,500 which was recorded as research and development expense in the consolidated statement of operations and comprehensive loss during the year ended December 31, 2022. On December 16, 2022, the Company and UMB entered into a fourth amendment to License Agreement (the “Fourth Amendment”) to extend the term of the License Agreement until March 31, 2023. In addition, the parties agreed in the Fourth Amendment to allow the Company to extend the term of the License Agreement to June 30, 2023 by paying UMB a fee of $1,000 on or before February 28, 2023. This fee was paid and the term of the License Agreement was extended to June 30, 2023. In February 2023, upon payment of the extension fee of $1,000, the Company recorded license fees of $1,000 which are included in research and development expenses on the accompanying consolidated statement of operations and comprehensive loss. On June 28, 2023, the Company and UMB entered into a fifth amendment to License Agreement (the “Fifth Amendment”) to extend the term of the License Agreement until September 30, 2023. The Company may at its option extend this Agreement until December 31, 2023, by providing written notice to University on or before August 31, 2023, and by paying an additional license fee of $2,500. This fee was paid and the term of the License Agreement was extended to December 31, 2023. In August 2023, upon payment of the extension fee of $2,500, the Company recorded license fees of $2,500 which are included in research and development expense on the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2023, the Company decided not to extend this License Agreement and will not continue to pursue this license.

Master License Agreement with the University of Maryland, Baltimore

As disclosed above, effective as of February 12, 2021, the Company and University of Maryland, Baltimore (“UMB”), entered into the Master License Agreement (“Master License Agreement”) which grants the Company an exclusive, worldwide, sublicensable, royalty-bearing license to certain intellectual property: (i) to make, have made, use, sell, offer to sell, and import certain licensed products and: (ii) to use the invention titled, “Central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology” and UMB’s confidential information to develop and perform certain licensed processes for the therapeutic treatment of neuroinflammatory disease.

The Master License Agreement will remain in effect on a Licensed Product-by-Licensed Product basis and country-by-country basis until the later of: (a) the last patent covered under the Master License Agreement expires, (b) the expiration of data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity, or other legally enforceable market exclusivity, if applicable, or (c) 10 years after the first commercial sale of a Licensed Product in that country, unless earlier terminated in accordance with the provisions of the Master License Agreement. The term of the Master License Agreement shall expire 15 years after the Master License Agreement Effective Date in which (a) there were never any patent rights, (b) there was never any data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity, or other legally enforceable market exclusivity or (c) there was never a first commercial sale of a Licensed Product.

The Company may assign, sublicense, grant, or otherwise convey any rights or obligations under the Master License Agreement to a Company affiliate, without obtaining prior written consent from UMB provided that it meets the terms defined in the Master License Agreement. The Company may grant sublicenses of some or all of the rights granted by the Master License Agreement, provided that there is no uncured default or breach of any material term or condition under the Master License Agreement, by Company, at the time of the grant, and that the grant complies with the terms and conditions of the Master License Agreement. The Company shall be and shall remain responsible for the performance by each of the Company’s sublicensee. Any sublicense shall be consistent with and subject to the terms and conditions of the Master License Agreement and shall incorporate terms and conditions sufficient to enable Company to comply with the Master License Agreement. The Company or Company affiliates shall pay to UMB a percentage of all income received from its sublicensee as follows: (i) 25% of the Company’s sublicense income which is receivable with respect to any sublicense that is executed before the filing of an NDA (or foreign equivalent) for the first licensed product; and (b) 15% of the Company’s sublicense income which is receivable with respect to any sublicense that is executed after the filing of an NDA (or foreign equivalent) for the first licensed product.

Pursuant to the Master License Agreement, the Company shall pay UMB; (i) a license fee, (ii) certain event-based milestone payments (see below for payment terms), (iii) royalty payments depending on net revenues (see below for payment terms), and (iv) a tiered percentage of sublicense income. The Company paid to UMB a license fee of $75,000, payable as follows: (a) $25,000 was due and paid within 30 days following the effective date; and (b) $50,000 on or before the first anniversary of the effective date, which was paid in February 2022. The license fee is non-refundable and is not creditable against any other fee, royalty or payment. The Company shall be responsible for payment of all patent expenses in connection with preparing, filing, prosecution and maintenance of patents or patent applications relating to the patent rights. The Company paid $25,000 license fee on February 17, 2021 and $50,000 in February 2022 which was recorded as prepaid expense and is being amortized over the 15-year term. During the years ended December 31, 2023 and 2022, the Company recognized license fees of $5,000 and $5,000, respectively, from the amortization of prepaid license fees, which is included in costs of revenues on the accompanying consolidated statements of operations. On December 31, 2023, prepaid expense and other current assets – current amounted to $5,000 and prepaid expense – non-current amounted to $55,625. On December 31, 2022, prepaid expense and other current assets – current amounted to $5,000 and prepaid expense – non-current amounted to $60,625 as reflected in the consolidated balance sheets.

Milestone	Payment
Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	$50,000
Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	$100,000
Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	$250,000
Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	$500,000
Achievement of First Commercial Sale of Licensed Product	$1,000,000

Royalty Payments Terms:

(i)	3% on sales of licensed products (as defined in the Master License Agreement) during the applicable calendar year for sales less than $50,000,000; and

(ii)	5% on sales of licensed products during the applicable calendar year for sales greater than $50,000,000; and

(iii)	minimum annual royalty payments, as follows:

Years	Minimum Annual Royalty
Prior to First Commercial Sale	$	N/A
Year of First Commercial Sale	$	N/A
First calendar year following the First Commercial Sale		$25,000
Second calendar year following the First Commercial Sale		$25,000
Third calendar year following the First Commercial Sale		$100,000

On November 10, 2023, the Company entered into a Third Amendment to Master License Agreement (the “Third Amendment”) with UMB, pursuant to which the parties agreed to an amended and restated schedule of diligence milestones for the Master License Agreement.

In April 2021, in connection with the Company’s Sublicense Agreement with Aikido Pharma Inc. (see below - Patent License Agreement with Aikido Pharma Inc.), the Company paid 25% of its sublicense income to UMB, pursuant to the Master License Agreement, which amounted to $12,500. During the years ended December 31, 2023 and 2022, the Company recognized license fees of $838 and $838, respectively, from the amortization of the sublicense fee. On December 31, 2023, prepaid expense and other current assets – current amounted to $838 and prepaid expenses – non-current amounted to $9,358. On December 31, 2022, prepaid expense and other current assets – current amounted to $838 and prepaid expenses – non-current amounted to $10,196 as reflected in the consolidated balance sheets.

License Agreements between the Company and Customer

Customer Patent License Agreement with Aikido Pharma Inc.

On January 5, 2021, the Company and its subsidiary Silo Pharma, Inc., entered into a patent license agreement (“License Agreement”) (collectively, the “Licensor”) with Aikido Pharma Inc. (“Aikido” or the “Customer”), as amended on April 12, 2021, pursuant to which the Licensor granted Aikido an exclusive, worldwide (“Territory”), sublicensable, royalty-bearing license to certain intellectual property: (i) to make, have made, use, provide, import, export, lease, distribute, sell, offer for sale, develop and advertise certain licensed products and (ii) to develop and perform certain licensed processes for the treatment of cancer and symptoms caused by cancer (“Field of Use”).

The License Agreement also provided that, if the Licensor exercised the option granted to it pursuant to its commercial evaluation license and option agreement with UMB, effective as of July 15, 2020, it would grant Aikido a non-exclusive sublicense (“Right”) to certain UMB patent rights in the field of neuroinflammatory diseases occurring in patients diagnosed with cancer (“Field”). Pursuant to the License Agreement, Aikido agreed to pay the Licensor, among other things, (i) a one-time non-refundable cash payment of $500,000 and (ii) royalty payments equal to 2% of net sales (as defined in the License Agreement) in the Field of Use in the Territory. In addition, Aikido agreed to issue the Licensor 500 shares of Aikido’s newly designated Series M Convertible Preferred Stock which were to be converted into an aggregate of 625,000 shares of Aikido’s common stock. On April 12, 2021, the Company entered into an amendment to the License Agreement (“Amended License Agreement”) with Aikido dated January 5, 2021 whereby Aikido issued an aggregate of 625,000 restricted shares of Aikido’s common stock instead of the 500 shares of the Series M Convertible Preferred Stock.

Pursuant to the License Agreement, the Company is required to prepare, file, prosecute, and maintain the licensed patents. Unless earlier terminated, the term of the license to the licensed patents will continue until the expiration or abandonment of all issued patents and filed patent applications within the licensed patents. The Company may terminate the License Agreement upon 30 day written notice if Aikido fails to pay any amounts due and payable to the Company or if Aikido or any of its affiliates brings a patent challenge against the Company, assists others in bringing a legal or administrative challenge to the validity, scope, or enforceability of or opposes any of the licensed patents (“Patent Challenge”) against the Company (except as required under a court order or subpoena). Aikido may terminate the Agreement at any time without cause, and without incurring any additional penalty, (i) by providing at least 30 days’ prior written notice and paying the Company all amounts due to it through such termination effective date. Either party may terminate the Agreement for material breaches that have failed to be cured within 60 days after receiving written notice. The Company collected the non-refundable cash payment of $500,000 on January 5, 2021 which was recorded as deferred revenue to be recognized as revenues over 15 years, the estimated term of the UMB Master License Agreement.

Prior to the April 12, 2021, issuance of the common stock in lieu of the Series M Convertible Preferred Stock as discussed above, the Company valued the 500 Series M Convertible Preferred stock which was equivalent into Aikido’s 625,000 shares of common stock at a fair value of $0.85 per common share or $531,250 based quoted trading price of Aikido’s common stock on the date of grant. The Company recorded an equity investment of $531,250 (see Note 3) and deferred revenue of $531,250 to be recognized as revenues over the estimated term of the UMB Master License. Accordingly, the Company recorded a total deferred revenue of $1,031,250 ($500,000 cash received and $531,250 value of equity securities received) to be recognized as revenues over the 15-year term.

During the years ended December 31, 2023 and 2022, the Company recognized license fee revenues of $68,750 and $68,750, respectively. On December 31, 2023, deferred revenue – current portion amounted to $68,750 and deferred revenue – long-term portion amounted to $756,250. On December 31, 2022, deferred revenue – current portion amounted to $68,750 and deferred revenue – long-term portion amounted to $825,000 as reflected in the consolidated balance sheets.

The Right shall be, to the full extent permitted by and on terms and conditions required by UMB, for a term consistent with the term of patent and technology licenses that UMB normally grants. In the event that the Company exercises its option and executes a license with UMB to the UMB patent rights within 40 days after the execution of such UMB license, for consideration to be agreed upon and paid by Aikido, which consideration shall in no event exceed 110% of any fee payable by the Company to UMB for the right to sublicense the UMB patent rights. The Company shall grant Aikido a nonexclusive sublicense in the United States to the UMB patent rights in the Field, subject to the terms of any UMB license Licensor obtains, including any royalty obligations on sublicensees required under any such sublicense. The option was exercised on January 13, 2021. Accordingly, on April 6, 2021, the Company entered into the Sublicense Agreement with Aikido pursuant to which it granted Aikido a worldwide exclusive sublicense to its licensed patents under the Master License Agreement.

Customer Sublicense Agreement with Aikido Pharma Inc.

On April 6, 2021 (the “Sublicense Agreement Effective Date”), the Company entered into the Sublicense Agreement with Aikido pursuant to which the Company granted Aikido an exclusive worldwide sublicense to (i) make, have made, use, sell, offer to sell and import the Licensed Products (as defined below) and (ii) in connection therewith to (A) use an invention known as “Central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology” which was sublicensed to the Company pursuant to the Master License Agreement and (B) practice certain patent rights (“Patent Rights”) for the therapeutic treatment of neuroinflammatory disease in cancer patients. “Licensed Products” means any product, service, or process, the development, making, use, offer for sale, sale, importation, or providing of which: (i) is covered by one or more claims of the Patent Rights; or (ii) contains, comprises, utilizes, incorporates, or is derived from the Invention or any technology disclosed in the Patent Rights.

Pursuant to the Sublicense Agreement, Aikido agreed to pay the Company (i) an upfront license fee of $50,000, (ii) the same sales-based royalty payments that the Company is subject to under the Master License Agreement and (iii) total milestone payments of up to $1.9 million. The Sublicense Agreement shall continue on a Licensed Product-by-Licensed Product and country-by-country basis until the later of (i) the date of expiration of the last to expire claim of the Patent Rights covering such Licensed Product in such country, (ii) the expiration of data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity or other legally enforceable market exclusivity, if applicable and (iii) 10 years after the first commercial sale of a Licensed Product in that country, unless terminated earlier pursuant to the terms of the Sublicense Agreement. Furthermore, the Sublicense Agreement shall expire 15 years after the Sublicense Agreement Effective Date with respect to any country in which (i) there were never any Patent Rights, (ii) there was never any data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity or other legally enforceable market exclusivity with respect to a Licensed Product and (ii) there was never a commercial sale of a Licensed Product, unless such agreement is earlier terminated pursuant to its terms. The Company collected the upfront license fee of $50,000 in April 2021. During the years ended December 31, 2023 and 2022, the Company recognized revenue of $3,352 and $3,352, respectively. On December 31, 2023, deferred revenue – current portion amounted to $3,352 and deferred revenue – long-term portion amounted to $37,430, and on December 31, 2022, deferred revenue – current portion amounted to $3,352 and deferred revenue – long-term portion amounted to $40,782 as reflected in the consolidated balance sheets.

Sponsored Study and Research Agreements between the Company and Vendors

Investigator-Sponsored Study Agreement with University of Maryland, Baltimore

On January 5, 2021, the Company entered into an investigator-sponsored study agreement (“Sponsored Study Agreement”) with the University of Maryland, Baltimore. The research project is a clinical study to examine a novel peptide-guided drug delivery approach for the treatment of multiple sclerosis (“MS”). More specifically, the study is designed to evaluate (1) whether MS-1-displaying liposomes can effectively deliver dexamethasone to the CNS and (2) whether MS-1-displaying liposomes are superior to plain liposomes, also known as free drug, in inhibiting the relapses and progression of experimental autoimmune encephalomyelitis. Pursuant to the Sponsored Study Agreement, the research shall commence on March 1, 2021 and will continue until substantial completion, subject to renewal upon mutual written consent of the parties. The total cost under the Sponsored Study Agreement shall not exceed $81,474 which is payable in two equal installments of $40,737 upon execution of the Sponsored Study Agreement and $40,737 upon completion of the project with an estimated project timeline of nine months. In 2021, the Company paid $40,737 and recorded research and development expense of $40,737. This project has been postponed until further notice and the second payment is not due.

Sponsored Research Agreement with The Regents of the University of California

On June 1, 2021 (the “Effective Date”), the Company entered into a sponsored research agreement (the “Sponsored Research Agreement”) with The Regents of the University of California, on behalf of its San Francisco Campus (“UCSF”) pursuant to which UCSF shall conduct a study to examine psilocybin’s effect on inflammatory activity in humans to accelerate its implementation as a potential treatment for Parkinson’s Disease, chronic pain, and bipolar disorder. Pursuant to the Agreement, the Company shall pay UCSF a total fee of $342,850 to conduct the research over the two-year period. The Agreement was effective for a period of two years from the Effective Date, subject to renewal or earlier termination as set forth in the Sponsored Research Agreement. During the years ended December 31, 2022 and 2021, pursuant to the Sponsored Research Agreement, the Company paid to UCSF $181,710 and $100,570, respectively, which were recorded to prepaid expense and other current assets – current to be amortized over the two-year period. During the year ended December 31, 2023, the Company paid the remaining amount due of $60,570. During the years ended December 31, 2023 and 2022, the Company recorded research and development expenses of $71,427 and $178,568, respectively, from the amortization of the prepaid research and development fees. On December 31, 2023 and 2022, prepaid research and development fees amounted to $0 and $10,857, respectively which is reflected in prepaid expenses and other current assets – current on the accompanying consolidated balance sheets.

Sponsored Research Agreement with University of Maryland, Baltimore

On July 6, 2021, the Company and University of Maryland, Baltimore (“UMB”) entered into a sponsored research agreement (“July 2021 Sponsored Research Agreement”) pursuant to which UMB shall evaluate the pharmacokinetics of dexamethasone delivered to arthritic rats via liposome. The research pursuant to the July 2021 Sponsored Research Agreement shall commence on September 1, 2021 and will continue until the substantial completion thereof, subject to renewal upon written consent of the parties. The July 2021 Sponsored Research Agreement may be terminated by either party upon 30 days’ prior written notice to the other party. In addition, if either party commits any material breach of or defaults with respect to any terms or conditions of the July 2021 Sponsored Research Agreement and fails to remedy such default or breach within 10 business days after written notice from the other party, the party giving notice may terminate the July 2021 Sponsored Research Agreement as of the date of receipt of such notice by the other party. If the Company terminates the July 2021 Sponsored Research Agreement for any reason other than an uncured material breach by UMB, the Company shall relinquish any and all rights it may have in the Results (as defined in the July 2021 Sponsored Research Agreement) to UMB. In addition, if the July 2021 Sponsored Research Agreement is terminated early, the Company, among other things, will pay all costs incurred and accrued by UMB as of the date of termination. On June 7, 2022, the Company and UMB amended the July 2021 Sponsored Research Agreement whereby both parties agreed to make changes to the original project work and budget. The amendment had no effect on the consolidated financial statements.

Pursuant to the terms of the July 2021 Sponsored Research Agreement, UMB granted the Company an option (the “Option”) to negotiate and obtain an exclusive license to any UMB Arising IP (as defined in the July 2021 Sponsored Research Agreement) and UMB’s rights in any Joint Arising IP (as defined in the July 2021 Sponsored Research Agreement) (collectively, the “UMB IP”). The Company may exercise the Option by giving UMB written notice within 60 days after it receives notice from UMB of the UMB IP. Pursuant to the July 2021 Sponsored Research Agreement, the Company shall pay UMB the fees below:

	Payment
1	$92,095	Paid upon execution of the July 2021 Sponsored Research Agreement
2	$92,095	Paid six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
3	$92,095	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement

The Company paid the first payment of $92,095 on September 1, 2021 and on August 31, 2022, the Company paid the second payment of $92,095. These payments were recorded to prepaid expense and other current assets – current to be amortized into research and development expense during the years ended December 31, 2022 and 2021. During the years ended December 31, 2023 and 2022, the Company recorded research and development expenses of $0 and $187,090, respectively, from the amortization of these prepaid research and development fees and other expenses. On December 31, 2023 and 2022, the Company owed UMB $92,095 which was included in accounts payable on the accompanying consolidated balance sheets.

Sponsored Research Agreement with Columbia University

On October 1, 2021, the Company entered into a sponsored research agreement with Columbia University pursuant to which the Company has been granted an option to license certain assets currently under development, including assets related to the potential treatment of patients suffering from Alzheimer’s disease. The term of the option will commence on the effective date of this agreement and will expire upon the earlier of (i) 90 days after the date of the Company’s receipt of a final research report for each specific research proposal as defined in the agreement or (ii) termination of the research. If the Company elects to exercise the option, both parties will commence negotiation of a license agreement and will execute a license agreement no later than 3 months after the date of the exercise of the option. Columbia University and the Company will work towards developing a therapeutic treatment for patients suffering from Alzheimer’s disease to post-traumatic stress disorder. During a one-year period from the date of this agreement, the Company shall pay a total of $1,436,082 to Columbia University for the support of the research according to the payment schedule as follows: (i) 30% at signing, (ii) 30% at four and half months after the start of the project, (iii) 30% at nine months after the start of the project and, (iv)10% at completion of the project. The Company paid the first payment of $430,825 in November 2021 and the second payment of $430,825 in July 2022, which were recorded to prepaid expense and other current assets – current to be amortized over the estimated project timeline of twelve months. On October 13, 2022, the Company entered into an amendment to the Columbia Agreement (the “Columbia Amendment”), pursuant to which the parties agreed to extend the payment schedule, whereby the third payment of $430,825 was due in March 2023. In August 2023, the Company paid $100,000 of this balance and $330,825 of such payment remains unpaid as of December 31, 2023, which is included in accounts payable on the accompanying consolidated balance sheet. The remaining payment of $143,607 is due upon completion. As of December 31, 2022, accrued expenses related to this sponsored research agreement was $143,607.

During the years ended December 31, 2023 and 2022, the Company recorded research and development expense of $287,218 and $646,236, respectively, from the amortization of the prepaid research and development fees. As of December 31, 2023, the Company estimates that this research project is approximately 90% complete.

Research Agreement with Reprocell

On October 25, 2022, (the “Effective Date”), the Company entered into a research agreement (the “Reprocell Research Agreement”) with Reprocell Europe Ltd. (“Reprocell”) pursuant to which Reprocell shall conduct a study to assess the binding of a peptide on healthy and rheumatoid arthritis synovial tissue. Pursuant to the Reprocell Research Agreement, the Company shall pay Reprocell a total fee of $41,306 to conduct the research over a three-month period. During the year ended December 31, 2022, pursuant to the Reprocell Research Agreement, the Company paid to Reprocell $21,172 which was recorded as prepaid expense and other current assets – current to be amortized over the three-month period. During the year ended December 31, 2023 and 2022, the Company recorded research and development expense of $19,835 and $33,252 from the amortization of the prepaid research and development fees and the payment pf other fees. As of December 31, 2023 and 2022, accounts payable and accrued expenses related to this research agreement were $5,891 and $20,134, respectively.

Research Agreements with Upperton Pharma Solutions

On October 16, 2023, (the “Effective Date”), the Company entered into research agreements (the “Upperton Research Agreements”) with Upperton Pharma Solutions (“Upperton”) pursuant to which Upperton shall conduct a study to support the development and feasibility of Prucalopride nasal solutions. Pursuant to the Upperton Research Agreements, the Company shall pay Upperton an aggregate total fee of 242,932 British Pound (GBP) (approximately $261,462) to conduct the research, which will expensed over the research period. During the year ended December 31, 2023, pursuant to the Upperton Research Agreements, the Company paid Upperton $177,903. During the year ended December 31, 2023, the Company recorded research and development expense of $212,428 from the amortization of the prepaid research and development fees. As of December 31, 2023, accounts payable and accrued expenses related to this research agreement were $34,525.

Research Agreement with AmplifyBio

On October 16, 2023, (the “Effective Date”), the Company entered into a research agreement (the “AmplifyBio Research Agreement”) with AmplifyBio, LLC. (“AmplifyBio”) pursuant to which AmplifyBio shall conduct a study in rates to investigate intranasal administration of a novel drug product. Pursuant to the AmplifyBio Research Agreement, the Company shall pay AmplifyBio a total fee of $229,000 to conduct the research. During the year ended December 31, 2023, pursuant to the AmplifyBio Research Agreement, the Company paid AmplifyBio $182,980 which was recorded as prepaid expense and other current assets – current to be amortized over the research period. During the year ended December 31, 2023, the Company recorded research and development expense of $182,980 from the amortization of the prepaid research and development fees. As of December 31, 2023, accounts payable and accrued expenses related to this research agreement were $0.

During the years ended December 31, 2023 and 2022, the Company entered into other research and development agreements. In connection with such agreements, the Company recorded research and development expenses of $71,204 and $241,288, respectively.

On December 31, 2023, future amounts due under sponsored study and research agreements between the Company and vendors is as follows:

Year ended December 31,	Amount
2024	$725,244
Total	$725,244

Joint Venture Agreement with Zylö Therapeutics, Inc.

On April 22, 2021 (“Effective Date”), the Company entered into a Joint Venture Agreement (“JV Agreement”) with Zylö Therapeutics, Inc. (“ZTI”) pursuant to which the parties agreed to form a joint venture entity, to be named Ketamine Joint Venture, LLC (“Joint Venture”), to, among other things, focus on the clinical development of ketamine using ZTI’s Z-pod™ technology (“Venture”). Pursuant to the JV Agreement, the Company shall act as the manager (“Manager”) of the Joint Venture. The Joint Venture shall terminate if the development program does not meet certain specifications and milestones as set forth in the JV Agreement within 30 days of the date set forth in the JV Agreement. Notwithstanding the foregoing, the Manager may, in its sole discretion, terminate the Joint Venture at any time.

Pursuant to the terms of the JV Agreement, (A) the Company shall contribute (1) $225,000 and (2) its expertise and the expertise of its science advisory board and (B) ZTI shall contribute (1) certain rights to certain of its patented technology as set forth in the JV Agreement, (2) a license to the know-how and trade secrets with respect to its Z-pod™ technology for the loading and release of ketamine, (3) ketamine to be used for clinical purposes, (4) reasonable use of its facilities and permits and (5) its expertise and know-how. Pursuant to the JV Agreement, 51% of the interest in the Joint Venture shall initially be owned by the Company and 49% of the interest in the Joint Venture shall initially be owned by ZTI, subject to adjustment in the event of additional contributions by either party. Notwithstanding the foregoing, in no event shall either party own more than 60% of the interest in the Joint Venture. As of December 31, 2023 and 2022 and as of the current date of this report, the joint venture entity has not been formed yet.

Furthermore, pursuant to the terms of the JV Agreement, ZTI shall grant the Joint Venture a sublicense pursuant to its license agreement (the “License Agreement”) with Albert Einstein College of Medicine dated November 27, 2017, in the event that the Company or a third party makes a request indicating that the patented technology (the “Patented Technology”) licensed to ZTI pursuant to the License Agreement is needed to advance the development of the Joint Venture or it is contemplated or determined that the Patented Technology will be sold. Furthermore, pursuant to the JV Agreement, ZTI granted the Company an exclusive option to enter into a separate joint venture for the clinical development of psilocybin using ZTI’s Z-pod™ technology on the same terms and conditions set forth in the JV Agreement, which option expired 24 months after the JV Effective Date.

Amended Service Agreement

On September 10, 2021 (“Effective Date”), the Company entered into an Amendment Agreement (“Amended Service Agreement”) to a certain service agreement dated on September 8, 2020 with the University of Texas (“University”) at Austin whereby the University will provide advisory service and assist the Company on identifying license and sponsored research opportunities for the Company. The Company shall pay the University $5,000 per quarter starting on the Effective Date. Any cost incurred will be reimbursed only after prior written consent by the Company. The term of the Amended Service Agreement is for 36 months unless earlier terminated by either party upon giving a written notice as defined in the agreement. During the years ended December 31, 2023 and 2022, the Company paid $25,000 and $25,000, respectively, related to this agreement which in included in professional fees on the accompanying consolidated statements of operations.